INTERNATIONAL DISCOVERY FUND
American Century World Mutual Funds, Inc. Prospectus Supplement International Discovery Fund International Opportunities Fund
Supplement dated October 1, 2011 ■ Prospectus dated April 1, 2011

Effective November 14, 2011, the funds’ redemption fee applicable to Investor, Institutional and R Class shares applies only to shares held less than 60 days.

The following replaces the redemption/exchange fee language in the Shareholder Fees table on page 2 of the prospectuses:

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 180 days prior to November 14, 2011, or less than 60 days on or after November 14, 2011)	2.00%	2.00%	None	None	2.00%

The following replaces the first sentence of the Redemptions section on page 18 of the funds’ prospectuses:

Investor, Institutional and R Class shares held for less than 180 days are subject to a redemption fee of 2.00%. Effective November 14, 2011, Investor, Institutional and R Class shares held for less than 60 days are subject to a redemption fee of 2.00%.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INTERNATIONAL DISCOVERY FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 180 days prior to November 14, 2011, or less than 60 days on or after November 14, 2011)	2.00%	2.00%	none	none	2.00%

INTERNATIONAL OPPORTUNITIES FUND
American Century World Mutual Funds, Inc. Prospectus Supplement International Discovery Fund International Opportunities Fund
Supplement dated October 1, 2011 ■ Prospectus dated April 1, 2011

Effective November 14, 2011, the funds’ redemption fee applicable to Investor, Institutional and R Class shares applies only to shares held less than 60 days.

The following replaces the redemption/exchange fee language in the Shareholder Fees table on page 2 of the prospectuses:

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 180 days prior to November 14, 2011, or less than 60 days on or after November 14, 2011)	2.00%	2.00%	None	None	2.00%

The following replaces the first sentence of the Redemptions section on page 18 of the funds’ prospectuses:

Investor, Institutional and R Class shares held for less than 180 days are subject to a redemption fee of 2.00%. Effective November 14, 2011, Investor, Institutional and R Class shares held for less than 60 days are subject to a redemption fee of 2.00%.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INTERNATIONAL OPPORTUNITIES FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 180 days prior to November 14, 2011, or less than 60 days on or after November 14, 2011)	2.00%	2.00%	none	none	2.00%